INVENTORY	6 Months Ended
Jun. 30, 2026
Inventory Disclosure [Abstract]
INVENTORY

NOTE 5 – INVENTORY

	June 30, 2026	December 31, 2025
Raw materials	1,179	208
Work in progress	426	66
Finished goods (*)	1,207	461
Total	2,812	735

(*)	As of June 30, 2026, the finished goods mainly include 4 ART 100 systems, 4 ART100 carts related to the medical technology operations, and 2 DragonFly IV Systems related to the AME operations.